Business Combinations, Asset Acquisitions and Dispositions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Acquisition
Business Combinations, Asset Acquisitions and Dispositions

Note 14: Acquisition

In April 2012, the Company acquired the remaining approximately 30 percent noncontrolling interest in Omnipay, a provider of card and electronic payment processing services to merchant acquiring banks, for approximately 37.1 million euro, of which 19.0 million euro ($25.1 million) was paid in April 2012 and the remaining 18.1 million euro ($23.7 million) was paid in April 2013.

Note 3: Business Combinations, Asset Acquisitions and Dispositions

	Initial Consideration (b)
Businesses and Assets Acquired (a)	Month	Total	Cash
	(in millions)
2012:
Purchase of noncontrolling interest in Omnipay	April	$49.0	$25.1
Clover Network, Inc.	December	56.1	36.1
Merchant portfolio acquisitions		1.9	1.9
		$107.0	$63.1

2011:
Merchant portfolio acquisitions		$19.2	$19.2

2010:
Redemption of Rockmount Investments, LLC (“Rockmount”) put in BAMS (c)		$213.3	$213.3
Merchant portfolio acquisitions		1.8	1.8
		$215.1	$215.1

(a)                  Includes businesses and assets consolidated by the Company upon acquisition.  For information related to equity method investments refer to Note 18 of these Consolidated Financial Statements.

(b)                  Includes cash acquired and debt assumed.

(c)                   Banc of America Merchant Services, LLC (“BAMS”)

2012 Acquisitions

In April 2012, the Company acquired the remaining approximately 30 percent noncontrolling interest in Omnipay for approximately 37.1 million euro, of which 19.0 million euro ($25.1 million) was paid in April 2012 with the remainder to be paid in April 2013.

In December 2012, the Company acquired 100% of Clover Network, Inc., a provider of payment network services for total consideration of $54.1 million, net of cash acquired. The transaction consisted of net cash consideration of $34.1 million as well as a series of contingent payments based on the achievement of specified sales targets. These contingent payments are classified as purchase consideration if made to outside investors and compensation if made to current and future employees.  As part of the purchase price, the Company recorded a $20 million liability for the contingent consideration due to outside investors based upon the net present value of the Company’s estimate of the future payments.   The acquisition will be reported as part of the Retail and Alliance Services segment.

2012 Disposition

During the year ended December 31, 2012, contingent consideration was recorded related to a small divestiture. The transaction called for a series of contingent payments based on revenue over three years. As part of the sale price, the Company recorded a $14 million asset for the contingent consideration due based upon the net present value of the Company’s estimate of future receipts from the buyer.

2011 Disposition

In November 2011, the Company contributed the assets of its transportation business to an alliance in exchange for a 30% noncontrolling interest in that alliance, as discussed in further detail in Note 18 of these Consolidated Financial Statements, and accordingly, the transportation business was deconsolidated.

2010 Redemption

On June 26, 2009, Bank of America N.A. (“BofA”) and the Company, together with Rockmount, an investment vehicle controlled by a third-party investor, formed a new company, BAMS. BAMS provides clients with a comprehensive suite of acquiring and processing payment products for credit and debit cards as well as merchant loyalty, prepaid, check and e-commerce solutions.

At the time of the formation, the Company owned a 48.45% direct voting interest in BAMS and Bank of America N.A. (“BofA”) owned a 46.55% direct voting interest. The remaining stake in BAMS was a 5% non-voting interest held by Rockmount. The Company owned a 40% noncontrolling interest in Rockmount. In May 2010, the third party owning a controlling interest in Rockmount exercised a put right on Rockmount’s beneficial interest in BAMS requiring net cash payments from FDC of $213 million. The redemption amount was based on Rockmount’s capital account balance in BAMS immediately prior to the redemption with an additional adjustment paid by the Company and Bank of America N.A. based on the level of BAMS revenues for the trailing 12 month period ended March 31, 2010. After redemption by Rockmount, the Company owns 51% of BAMS and Bank of America N.A. owns 49%.

2010 Disposition

During 2010, the Company received a contingent payment in connection with the November 2009 sale of a merchant acquiring business.

Other Information

The following table outlines the net assets acquired and net cash paid for acquisitions (at date of acquisition) for businesses and assets other than equity method investments:

	Year ended December 31,
(in millions)	2012	2011	2010
Fair value of net assets acquired	$107.0	$19.2	$215.1
Less non-cash consideration	(43.9)	—	—
Less cash acquired	(2.0)	—	—
Net cash paid for acquisitions	$61.1	$19.2	$215.1

The following table presents changes to goodwill for the years ended December 31, 2011 and 2012:

(in millions)	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Divested Operations	Totals
Balance as of January 1, 2011
Goodwill	$14,065.7	$3,451.4	$2,657.1	$177.0	$181.3	$20,532.5
Accumulated impairment losses	(1,106.5)	(1,395.2)	(375.6)	(177.0)	(181.3)	(3,235.6)
	12,959.2	2,056.2	2,281.5	—	—	17,296.9
Deconsolidation (a)	(42.8)	—	—	—	—	(42.8)
Purchase price adjustments	—	—	(4.5)	—	—	(4.5)
Other adjustments (primarily foreign currency)	—	—	(45.0)	—	—	(45.0)
Balance as of December 31, 2011
Goodwill	14,022.9	3,451.4	2,607.6	177.0	181.3	20,440.2
Accumulated impairment losses	(1,106.5)	(1,395.2)	(375.6)	(177.0)	(181.3)	(3,235.6)
	12,916.4	2,056.2	2,232.0	—	—	17,204.6
Acquisitions	48.9	—	—	—	—	48.9
Impairments	—	(4.5)	—	—	—	(4.5)
Other adjustments (primarily foreign currency)	—	—	33.5	—	—	33.5
Balance as of December 31, 2012
Goodwill	14,071.8	3,451.4	2,641.1	177.0	181.3	20,522.6
Accumulated impairment losses	(1,106.5)	(1,399.7)	(375.6)	(177.0)	(181.3)	(3,240.1)
	$12,965.3	$2,051.7	$2,265.5	$—	$—	$17,282.5

(a)         Relates to the deconsolidation of the Company’s transportation business. Refer to Note 18 of these Consolidated Financial Statements for additional information.